INCOME TAX	12 Months Ended
Dec. 31, 2022
Income Tax
INCOME TAX

16.	INCOME TAX

The following table reconciles the amount of income tax expense on the application of the combined statutory Canadian federal and provincial income tax rates:

	December 31, 2022	December 31, 2021	December 31, 2020
	$	$	$

Loss before tax	(17,746)	(6,859)	(3,160)
Combined statutory tax rates	27%	27%	27%

Expected tax recovery	(4,791)	(1,852)	(853)
Non-deductible items	(60)	369	214
Share issuance costs	—	(1,198)	(134)
Other	(41)	94	(324)
Differences in foreign tax rates	9	(13)	2
Change in unrecognized deferred tax assets	5,085	3,064	1,171

Current income tax expense	202	464	76

Deferred taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The tax effects of deductible temporary differences for which no deferred tax asset has been recognized are as follows:

	December 31, 2022	December 31, 2021
	$	$
Deferred tax assets (liabilities):
Tax loss carry-forwards	11,747	7,480
Property and equipment	(54)	(5)
Intangible asset	(529)	(838)
Warranty provision	440	432
Financing costs	1,213	1,161
Other provisions	(28)	220

Deferred tax assets	12,789	8,450
Unrecognized deferred tax assets	(12,789)	(8,450)
Recognized net deferred tax assets	—	—

As at December 31, 2022, the Company had non-capital loss carry forwards available to reduce taxable income for future years. The non-capital losses expire as follows:

$
2031	404
2032	835
2033	498
2034	2,094
2035	2,944
2036	4,235
2037	1,092
2038	1,511
2039	1,457
2040	3,159
2041	7,657
2042	15,026

Non Capital Losses	40,912